Property and Equipment - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 56,097,000	$ 48,423,000	$ 158,699,000	$ 140,900,000	$ 189,537,000	$ 183,985,000	$ 170,191,000
Repairs and maintenance expenses including Dry-docking expenses					44,700,000	64,700,000	60,900,000
Interest costs capitalized					$ 22,100,000	$ 16,700,000	$ 8,800,000